CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained (Deficit) Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances at Dec. 31, 2013	$ 269,091,967	$ 5,930	$ 126,329,321	$ 142,270,385	$ 486,331
Balances (in shares) at Dec. 31, 2013		59,306,824
Ordinary shares repurchased and retired	(4,193,554)	$ (142)	(4,193,412)	0	0
Ordinary shares repurchased and retired (in shares)		(1,415,300)
Incentive shares issued for Bao Li Gaming 2013 rolling chip turnover target	3,837,500	$ 125	3,837,375	0	0
Incentive shares issued for Bao Li Gaming 2013 rolling chip turnover target (in shares)		1,250,000
Incentive shares issued for Oriental VIP Room 2014 rolling chip turnover target	3,875,000	$ 125	3,874,875	0	0
Incentive shares issued for Oriental VIP Room 2014 rolling chip turnover target (in shares)		1,250,000
Directors Shares issued for compensation	200,000	$ 6	199,994	0	0
Directors Shares issued for compensation (in shares)		60,790
Declared final dividend for 2015	(1,539,260)	$ 0	0	(1,539,260)	0
Net income loss	(60,077,935)	0	0	(60,077,935)	0
Foreign currency translation adjustment	65,092	0	0	0	65,092
Balances at Dec. 31, 2014	211,258,810	$ 6,044	130,048,153	80,653,190	551,423
Balances (in shares) at Dec. 31, 2014		60,452,314
Incentive shares issued for Bao Li Gaming 2014 rolling chip turnover target	1,342,750	$ 103	1,342,647	0	0
Incentive shares issued for Bao Li Gaming 2014 rolling chip turnover target (in shares)		1,025,000
Incentive shares issued for the Oriental VIP Room 2015 rolling chip turnover target	1,645,938	$ 72	1,645,866	0	0
Incentive shares issued for the Oriental VIP Room 2015 rolling chip turnover target (in shares)		718,750
Directors Shares issued for compensation	200,000	$ 11	199,989	0	0
Directors Shares issued for compensation (in shares)		111,730
Declared final dividend for 2015	(1,909,712)	$ 0	0	(1,909,712)	0
Net income loss	5,117,769	0	0	5,117,769	0
Foreign currency translation adjustment	89,182	0	0	0	89,182
Balances at Dec. 31, 2015	217,744,737	$ 6,230	133,236,655	83,861,247	640,605
Balances (in shares) at Dec. 31, 2015		62,307,794
Directors Shares issued for compensation	200,000	$ 15	199,985
Directors Shares issued for compensation (in shares)		145,980
Declared final dividend for 2015	(499,630)			(499,630)
Net income loss	(214,982,812)			(214,982,812)
Foreign currency translation adjustment	(330,605)				(330,605)
Balances at Dec. 31, 2016	$ 2,131,690	$ 6,245	$ 133,436,640	$ (131,621,195)	$ 310,000
Balances (in shares) at Dec. 31, 2016		62,453,774